Equity Changes in Accumulated Other Comprehensive Loss, Before Tax (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 29, 2018	Dec. 30, 2017	Sep. 29, 2018	Sep. 30, 2017	Oct. 01, 2016
Accumulated Other Comprehensive Income (Loss) [Line Items]
AOCI before Tax, Attributable to Parent, Beginning Balance	$ (4,849)	$ (5,522)	$ (5,522)	$ (6,374)	$ (3,889)
Unrealized gains (losses) arising during the period	11	80	258	641	(2,486)
Reclassifications of realized net (gains) losses to net income	30	116	415	211	1
AOCI before Tax, Attributable to Parent, Ending Balance	(4,831)	(5,326)	(4,849)	(5,522)	(6,374)
Investments
Accumulated Other Comprehensive Income (Loss) [Line Items]
AOCI before Tax, Attributable to Parent, Beginning Balance	24	15	15	44	21
Unrealized gains (losses) arising during the period	0	(1)	9	(2)	23
Reclassifications of realized net (gains) losses to net income	0	0	0	(27)	0
AOCI before Tax, Attributable to Parent, Ending Balance	0	14	24	15	44
Cash Flow Hedges
Accumulated Other Comprehensive Income (Loss) [Line Items]
AOCI before Tax, Attributable to Parent, Beginning Balance	177	(108)	(108)	(38)	523
Unrealized gains (losses) arising during the period	27	19	250	124	(297)
Reclassifications of realized net (gains) losses to net income	(39)	20	35	(194)	(264)
AOCI before Tax, Attributable to Parent, Ending Balance	166	(69)	177	(108)	(38)
Unrecognized Pension and Postretirement Medical Expense
Accumulated Other Comprehensive Income (Loss) [Line Items]
AOCI before Tax, Attributable to Parent, Beginning Balance	(4,323)	(4,906)	(4,906)	(5,859)	(4,002)
Unrealized gains (losses) arising during the period	0	0	203	521	(2,122)
Reclassifications of realized net (gains) losses to net income	69	96	380	432	265
AOCI before Tax, Attributable to Parent, Ending Balance	(4,254)	(4,810)	(4,323)	(4,906)	(5,859)
Foreign Currency Translation and Other
Accumulated Other Comprehensive Income (Loss) [Line Items]
AOCI before Tax, Attributable to Parent, Beginning Balance	(727)	(523)	(523)	(521)	(431)
Unrealized gains (losses) arising during the period	(16)	62	(204)	(2)	(90)
Reclassifications of realized net (gains) losses to net income	0	0	0	0	0
AOCI before Tax, Attributable to Parent, Ending Balance	$ (743)	$ (461)	$ (727)	$ (523)	$ (521)